MassMutual
                                                         Participation Investors


                                                                  Report for the
                                               Three Months Ended March 31, 2010














                                                                          [LOGO]

ADVISER
Babson Capital Management LLC*
1500 Main Street, P.O. Box 15189
Springfield, Massachusetts 01115-5189

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Boston, Massachusetts 02110

COUNSEL TO THE TRUST
Ropes & Gray LLP
Boston, Massachusetts 02110

CUSTODIAN
Citibank, N.A.
New York, New York 10043

TRANSFER AGENT & REGISTRAR
Shareholder Financial Services, Inc.*
P.O. Box 173673
Denver, Colorado 802 17-3673
1-800-647-7374

INTERNET WEBSITE
www.babsoncapital.com/mpv


             MassMutual Participation Investors
             c/o Babson Capital Management LLC
[LOGO]       1500 Main Street, Suite 2200
             Springfield, Massachusetts 01115
             (413) 226-1516

* Member of the MassMutual Financial Group

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICY

MassMutual Participation Investors (the "Trust") is a closed-end management investment company, first offered to the public in 1988, whose shares are traded on the New York Stock Exchange under the trading symbol "MPV". The Trust's share price can be found in the financial section of most newspapers as "MassPrt" or "MassMuPrt" under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

FORM N-Q

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC's website at http://www.sec.gov; and (ii) at the SEC's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

PROXY VOTING POLICIES & PROCEDURES; PROXY VOTING RECORD

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust's website: http://www.babsoncapital.com/mpv; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended
June 30 is available (1) on the Trust's website: http://www.babsoncapital. com/mpv; and (2) on the SEC's website at http://www.sec.gov.

                                                                             MPV
                                                                          Listed
                                                                            NYSE

                                              MassMutual Participation Investors

TO OUR SHAREHOLDERS

April 30, 2010

We are pleased to present the March 31, 2010 Quarterly Report of MassMutual Participation Investors (the "Trust").

The Board of Trustees declared a quarterly dividend of 25 cents per share, payable on May 7, 2010 to shareholders of record on April 26, 2010. The Trust paid a 25 cent per share dividend for the preceding quarter. The Trust earned 24 cents per share of net investment income for the first quarter of 2010, compared to 20 cents per share in the previous quarter.

During the first quarter, the net assets of the Trust increased to $111,638,992 or $11.16 per share compared to $108,925,375 or $10.91 per share on December 31, 2009. This translates into a 2.3% total return for the quarter, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 15.0%, 3.5%, 9.9%, and 10.8% for the 1-, 3-, 5-, and 10-year time periods, respectively, based on the change in the Trust's net assets assuming the reinvestment of all dividends.

The Trust's share price increased 2.5% during the quarter, from $12.20 per share as of December 31, 2009 to $12.50 per share as of March 31, 2010. The Trust's market price of $12.50 per share equates to a 12.0% premium over the March 31, 2010 net asset value per share of $11.16. The Trust's average quarter-end premium for the 3, 5 and 10-year periods was 0.8%, 2.0% and 6.3%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, increased 8.9% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, increased 4.6% for the quarter.

The Trust closed two new private placement investments during the first quarter. The two new investments were in Manhattan Beachwear Holding Company and Eatem Holding Company. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these two transactions was $2,000,000.

Banks and other senior debt providers have steadily increased the amount of capital available to finance middle market buyout transactions over the past few quarters. As a result, we have seen a significant increase in deal flow available to the Trust over the past few months. We are hopeful that this higher level of deal flow will translate into an increase in the number of new investments for the Trust as we progress through the rest of 2010. On the negative side, the trend towards lower leverage and more conservative capital structures that we enjoyed through most of 2009 appears to be changing. Leverage multiples have increased since the start of 2010 and we expect them to continue to increase during the rest of the year. At the same time, we are seeing downward pressure on pricing and return expectations. However, our approach to investing will not change. We will continue to maintain the same discipline and investment philosophy that has served us well for so many years.

During 2009, we spent considerable time working closely with the transaction sponsors and management teams of many of our portfolio companies who were struggling due to the weak economy. With the economy now improving, it is refreshing to see many of our underperforming companies starting to show signs of improved results. Assuming the economy continues to improve, we expect the overall condition of the Trust's portfolio to strengthen as the rest of 2010 unfolds. We are also seeing signs of a recovery in realization activity. One of the Trust's portfolio companies, Tangent Rail Corporation, was sold for a gain on April 1, 2010. There are a number of portfolio companies that are in various stages of a sale process and we are hopeful that many of these will turn into successful realizations in the upcoming quarters.

Thank you for your continued interest in and support of MassMutual Participation Investors.

Sincerely,

/s/ Michael L. Klofas
Michael L. Klofas
President

--------------------------------------------------------------------------------
                      PORTFOLIO COMPOSITION AS OF 3/31/10*

                            [PIE CHART APPEARS HERE]

        PRIVATE / 144A HIGH                        PUBLIC HIGH YIELD
        YIELD DEBT                                 DEBT
        70.2%                                      13.3%

        PRIVATE / RESTRICTED                       PUBLIC EQUITY
        EQUITY                                     0.5%
        12.5%

        CASH & SHORT-TERM
        INVESTMENTS
        3.5%


* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be "forward looking" statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management's current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust's trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust's current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.
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                                                                               1

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2010
(UNAUDITED)

ASSETS:
Investments
  (See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
  (Cost - $115,733,457)                                           $  97,697,290
Corporate restricted securities at market value
  (Cost - $  4,086,961)                                               4,202,113
Corporate public securities at market value
  (Cost - $ 17,792,780)                                              16,952,356
Short-term securities at amortized cost                               2,199,934
                                                                  -------------
                                                                    121,051,693

Cash                                                                  2,062,887
Interest receivable                                                   2,654,737
Receivable for investments sold                                         424,920
Other assets                                                             18,869
                                                                  -------------
   TOTAL ASSETS                                                     126,213,106
                                                                  -------------

LIABILITIES:
Payable for investments purchased                                     1,871,429
Investment advisory fee payable                                         251,188
Note payable                                                         12,000,000
Interest payable                                                        262,933
Accrued expenses                                                        112,076
Accrued taxes payable                                                    76,488
                                                                  -------------
   TOTAL LIABILITIES                                                 14,574,114
                                                                  -------------
   TOTAL NET ASSETS                                               $ 111,638,992
                                                                  =============

NET ASSETS:
Common shares, par value $.01 per share; an unlimited
  number authorized                                               $     100,009
Additional paid-in capital                                           93,309,916
Retained net realized gain on investments, prior years               32,871,737
Undistributed net investment income                                   3,633,410
Accumulated net realized gain on investments                            561,847
Net unrealized depreciation of investments                          (18,837,927)
                                                                  -------------
   TOTAL NET ASSETS                                               $ 111,638,992
                                                                  =============
COMMON SHARES ISSUED AND OUTSTANDING                                 10,000,896
                                                                  =============
NET ASSET VALUE PER SHARE                                         $       11.16
                                                                  =============

See Notes to Consolidated Financial Statements
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2

CONSOLIDATED STATEMENT OF OPERATIONS          MassMutual Participation Investors
FOR THE THREE MONTHS ENDED MARCH 31, 2010
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                          $   2,898,569
Dividends                                                                   493
Other                                                                    12,050
                                                                  -------------
   TOTAL INVESTMENT INCOME                                            2,911,112
                                                                  -------------

EXPENSES:
Investment advisory fees                                                251,188
Interest                                                                174,000
Trustees' fees and expenses                                              41,438
Professional fees                                                        34,500
Reports to shareholders                                                  27,000
Custodian fees                                                            6,000
Transfer agent/registrar's expenses                                       4,500
Other                                                                    11,200
                                                                  -------------
   Total expenses                                                       549,826
                                                                  -------------
Investment income - net                                               2,361,286
                                                                  -------------

Net realized and unrealized gain (loss) on investments:

Net realized gain on investments before taxes                           294,891
Income tax expense                                                         (477)
                                                                  -------------
Net realized gain on investments after taxes                            294,414
Net change in unrealized depreciation of investments
  before taxes                                                         (160,143)
Net change in deferred income tax expense                                 8,475
                                                                  -------------
Net change in unrealized depreciation of investments
  after taxes                                                          (151,668)
                                                                  -------------
Net gain on investments                                                 142,746
                                                                  -------------
Net increase in net assets resulting from operations              $   2,504,032
                                                                  =============

See Notes to Consolidated Financial Statements
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                                                                               3

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE THREE MONTHS ENDED MARCH 31, 2010
(UNAUDITED)


NET DECREASE IN CASH:
Cash flows from operating activities:
   Purchases/Proceeds/Maturities from short-term portfolio
     securities, net                                              $   5,324,540
   Purchases of portfolio securities                                 (7,461,818)
   Proceeds from disposition of portfolio securities                  2,046,792
   Interest, dividends and other income received                      1,648,556
   Operating expenses paid                                             (453,723)
   Income taxes paid                                                    (36,477)
                                                                  -------------
      NET CASH PROVIDED BY OPERATING ACTIVITIES                       1,067,870
                                                                  -------------

Cash flows from financing activities:
   Cash dividends paid from net investment income                    (2,495,810)
Receipts for shares issued on reinvestment of dividends                 209,585
                                                                  -------------
      NET CASH USED FOR FINANCING ACTIVITIES                         (2,286,225)
                                                                  -------------
NET DECREASE IN CASH                                                 (1,218,355)
Cash - beginning of year                                              3,281,242
                                                                  -------------
CASH - END OF PERIOD                                              $   2,062,887
                                                                  =============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING ACTIVITIES:


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   2,504,032
                                                                  -------------
    Increase in investments                                          (1,809,632)
    Increase in interest receivable                                  (1,132,542)
    Increase in receivable for investments sold                        (379,307)
    Increase in other assets                                            (18,869)
    Increase in payable for investments purchased                     1,871,429
    Increase in investment advisory fee payable                           6,106
    Increase in interest payable                                        174,000
    Decrease in accrued expenses                                        (44,751)
    Decrease in accrued taxes payable                                   (44,475)
    Decrease in other payables                                          (58,121)
                                                                  -------------
TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                     (1,436,162)
                                                                  -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                         $   1,067,870
                                                                  =============
See Notes to Consolidated Financial Statements

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4

CONSOLIDATED STATEMENTS                       MassMutual Participation Investors
OF CHANGES IN NET ASSETS

                                                                             For the three
                                                                              months ended       For the
                                                                                03/31/10        year ended
                                                                               (Unaudited)       12/31/09
                                                                              ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:

Operations:
   Investment income - net                                                    $  2,361,286     $  9,375,528
   Net realized gain on investments                                                294,414        1,012,575
   Net change in unrealized depreciation of investments                           (151,668)      (2,299,878)
                                                                              ------------     ------------
   Net increase in net assets resulting from operations                          2,504,032        8,088,225



Increase from common shares issued on reinvestment of dividends
  Common shares issued (2010 - 17,657; 2009 - 55,996)                              209,585          616,488


Dividends to shareholders from:
   Net investment income (2009 - $1.00 per share)                                     --         (9,955,268)
                                                                              ------------     ------------

        TOTAL INCREASE (DECREASE) IN NET ASSETS                                  2,713,617       (1,250,555)

Net assets, beginning of year                                                  108,925,375      110,175,930
                                                                              ------------     ------------

NET ASSETS, END OF PERIOD/YEAR (including undistributed net investment
income of $3,633,410 and $1,272,124, respectively)                            $111,638,992     $108,925,375
                                                                              ============     ============

See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
5

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING

                                             For the
                                           three months
                                              ended                        For the years ended December 31,
                                            3/31/2010     -----------------------------------------------------------------
                                           (Unaudited)       2009          2008          2007          2006          2005
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net asset value:
   Beginning of year                        $   10.91     $   11.10     $   12.84     $   12.90     $   12.21     $   11.13

Net investment income (a)                        0.24          0.94          1.08          1.23          1.10          0.99

Net realized and unrealized
  gain (loss) on investments                     0.01         (0.13)        (1.82)        (0.05)         0.77          1.09(b)

Total from investment operations                 0.25          0.81         (0.74)         1.18          1.87          2.08

Dividends from net investment
  income to common shareholders                  --           (1.00)        (1.00)        (1.23)        (1.18)        (1.01)

Dividends from net realized gain
  on investments to common shareholders          --            --            --           (0.02)        (0.01)         --

Increase from dividends reinvested               --            0.00(c)       0.00(c)       0.01          0.01          0.01

Total dividends                                  --           (1.00)        (1.00)        (1.24)        (1.18)        (1.00)

Net asset value: end of period/year         $   11.16     $   10.91     $   11.10     $   12.84     $   12.90     $   12.21

Per share market value:
  End of period/year                        $   12.50     $   12.20     $    9.05     $   13.18     $   14.70     $   14.05


Total investment return

   Net asset value (d)                           2.29%         7.60%        (6.01%)        9.95%        18.64%        22.51%

   Market value                                  2.46%        40.86%       (25.36%)       (1.30%)       16.81%        17.25%

Net assets (in millions):
   End of period/year                       $  111.64     $  108.93     $  110.18     $  126.63     $  126.52     $  119.02

Ratio of operating expenses
  to average net assets                          1.38%(e)      1.41%         1.33%         1.36%         1.17%         1.45%

Ratio of interest expense
  to average net assets                          0.64%(e)      0.63%         0.58%         0.56%         0.57%         0.80%

Ratio of income tax expense
  to average net assets (f)                      0.00%(e)      0.00%         0.00%         0.48%         2.68%         2.83%

Ratio of total expenses
  before custodian fee
  reduction to average
  net assets (f)                                 2.02%(e)      2.04%         1.91%         2.40%         4.46%         5.12%

Ratio of net expenses after
  custodian fee reduction
  to average net assets (f)                      2.02%(e)      2.04%         1.91%         2.40%         4.42%         5.08%

Ratio of net investment
  income to average net assets                   8.67%(e)      8.55%         8.74%         9.32%         8.43%         8.45%

Portfolio turnover                                  2%           23%           32%           33%           34%           32%

(a) Calculated using average shares.
(b) Amount includes $0.10 per share in litigation proceeds.
(c) Rounds to less than $0.01 per share.
(d) Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.
(e) Annualized
(f) As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.


Senior borrowings:
   Total principal amount (in millions)     $      12     $      12     $      12     $      12     $      12     $      12
   Asset coverage per $1,000 of
      indebtedness                          $  10,303     $  10,077     $  10,181     $  11,552     $  11,543     $  10,918


See Notes to Consolidated Financial Statements
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
6

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 91.27%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 87.51%

A E COMPANY, INC.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
11% Senior Secured Note due 2015                                 $    807,692                *     $    791,538     $    809,033
13% Senior Subordinated Note due 2016                            $    807,693         11/10/09          722,973          809,363
Common Stock (B)                                                 184,615 shs.         11/10/09          184,615          175,384
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                              92,308 shs.         11/10/09           68,566              923
                                                                                                   ------------     ------------
* 11/10/09 and 11/18/09.                                                                              1,767,692        1,794,703
                                                                                                   ------------     ------------
A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  1,322,210         11/21/07        1,294,958        1,335,432
Limited Partnership Interest (B)                                  12.26% int.         11/21/07          119,009          164,232
                                                                                                   ------------     ------------
                                                                                                      1,413,967        1,499,664
                                                                                                   ------------     ------------
A S A P INDUSTRIES LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015                          $    450,500         12/31/08          391,316          459,510
Limited Liability Company Unit Class A-2 (B)                         677 uts.         12/31/08           74,333          106,508
Limited Liability Company Unit Class A-3 (B)                         608 uts.         12/31/08           66,899           95,858
                                                                                                   ------------     ------------
                                                                                                        532,548          661,876
                                                                                                   ------------     ------------
A S C GROUP, INC.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016                         $  1,227,273         10/09/09        1,051,875        1,241,228
Limited Liability Company Unit Class A (B)                         1,249 uts.         10/09/09          122,727          116,595
Limited Liability Company Unit Class B (B)                         1,473 uts.         10/09/09          144,716               15
                                                                                                   ------------     ------------
                                                                                                      1,319,318        1,357,838
                                                                                                   ------------     ------------
A W X HOLDINGS CORPORATION
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014                          $    420,000         05/15/08          411,600          390,491
13% Senior Subordinated Note due 2015                            $    420,000         05/15/08          382,617          375,793
Common Stock (B)                                                  60,000 shs.         05/15/08           60,000             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              21,099 shs.         05/15/08           35,654             --
                                                                                                   ------------     ------------
                                                                                                        889,871          766,284
                                                                                                   ------------     ------------

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                                                                                                                               7

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013                            $  1,155,508         12/27/07     $  1,133,004     $  1,149,722
Preferred Stock (B)                                                  546 shs.         12/27/07          270,000          176,619
                                                                                                   ------------     ------------
                                                                                                      1,403,004        1,326,341
                                                                                                   ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $    930,000         03/09/07          916,050          933,534
14% Senior Subordinated Note due 2015                            $    720,000         03/09/07          659,836          720,000
Common Stock (B)                                                 150,000 shs.         03/09/07          150,000             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              37,780 shs.         03/09/07           63,730             --
                                                                                                   ------------     ------------
                                                                                                      1,789,616        1,653,534
                                                                                                   ------------     ------------
ALL CURRENT HOLDING COMPANY
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015                            $    603,697         09/26/08          554,905          590,342
Common Stock (B)                                                     713 shs.         09/26/08           71,303           38,537
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)                                   507 shs.         09/26/08           46,584           27,403
                                                                                                   ------------     ------------
                                                                                                        672,792          656,282
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013                            $  1,687,503                *        1,606,040        1,687,503
Preferred Class A Unit (B)                                         1,706 uts.               **          170,600          274,995
Preferred Class B Unit (B)                                           808 uts.         06/09/08           80,789          105,965
Common Class B Unit (B)                                           16,100 uts.         01/22/04                1           38,360
Common Class D Unit (B)                                            3,690 uts.         09/12/06             --              8,792
                                                                                                   ------------     ------------
* 01/22/04 and 06/09/08. ** 01/22/04 and 09/12/06.                                                    1,857,430        2,115,615
                                                                                                   ------------     ------------
APEX ANALYTIX HOLDING CORPORATION
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2016                          $  1,012,500         04/28/09          849,130        1,042,875
Preferred Stock Series B (B)                                       1,623 shs.         04/28/09          162,269               16
Common Stock (B)                                                     723 shs.         04/28/09              723                7
                                                                                                   ------------     ------------
                                                                                                      1,012,122        1,042,898
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
8

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
14% Senior Subordinated Note due 2012                            $    984,209         05/18/05     $    882,714     $    787,367
Preferred Stock (B)                                                   33 shs.         10/16/09           33,224           16,610
Common Stock (B)                                                     263 shs.         05/18/05          263,298             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  69 shs.         05/18/05           59,362             --
                                                                                                   ------------     ------------
                                                                                                      1,238,598          803,977
                                                                                                   ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  1,207,902         06/30/06        1,151,549        1,173,119
Preferred Stock Class A (B)                                          465 shs.         06/30/06          141,946           64,367
Common Stock (B)                                                        1 sh.         06/30/06              152             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 164 shs.         06/30/06           48,760           22,621
                                                                                                   ------------     ------------
                                                                                                      1,342,407        1,260,107
                                                                                                   ------------     ------------
C D N T, INC.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014                          $    429,070         08/07/08          420,489          398,054
12.5% Senior Subordinated Note due 2015                          $    429,070         08/07/08          393,490          378,132
Common Stock (B)                                                  41,860 shs.         08/07/08           41,860             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              32,914 shs.         08/07/08           32,965             --
                                                                                                   ------------     ------------
                                                                                                        888,804          776,186
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                      55 shs.                *              252          397,832
                                                                                                   ------------     ------------
* 12/30/97 and 05/29/99.


CLOUGH, HARBOUR AND ASSOCIATES
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015                         $  1,270,588         12/02/08        1,177,994        1,296,000
Preferred Stock (B)                                                  147 shs.         12/02/08          146,594          142,990
                                                                                                   ------------     ------------
                                                                                                      1,324,588        1,438,990
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               9

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016                            $    642,857         10/10/08     $    581,786     $    655,714
Common Stock (B)                                                     321 shs.         10/10/08           32,143           26,808
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 495 shs.         10/10/08           48,214           41,243
                                                                                                   ------------     ------------
                                                                                                        662,143          723,765
                                                                                                   ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
12% Senior Subordinated Note due 2014                            $  1,267,387         01/12/07        1,182,283          506,955
Limited Liability Company Unit Class A (B)                        82,613 uts.         01/12/07           82,613             --
Limited Liability Company Unit Class C (B)                        59,756 uts.         01/12/07           59,756             --
                                                                                                   ------------     ------------
                                                                                                      1,324,652          506,955
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                     9,081 shs.         07/05/07          370,796          908,072
Preferred Stock Series C (B)                                       4,757 shs.         07/05/07          158,912          475,708
Common Stock (B)                                                     380 shs.         07/05/07                4              133
Limited Partnership Interest (B)                                  6.8 8% int.                *          103,135             --
                                                                                                   ------------     ------------
*08/12/04 and 01/14/05.                                                                                 632,847        1,383,913
                                                                                                   ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  1,350,000         08/04/05        1,307,274        1,350,000
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 10 shs.         08/04/05           72,617          109,111
                                                                                                   ------------     ------------
                                                                                                      1,379,891        1,459,111
                                                                                                   ------------     ------------
CRANE RENTAL CORPORATION
A crane rental company.
13% Senior Subordinated Note due 2015                            $  1,215,000         08/21/08        1,103,928        1,239,300
Common Stock (B)                                                 135,000 shs.         08/21/08          135,000           41,578
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              72,037 shs.         08/21/08          103,143           22,186
                                                                                                   ------------     ------------
                                                                                                      1,342,071        1,303,064
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
10

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CUSTOM ENGINEERED WHEELS, INC.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016                          $  1,155,288         10/27/09     $  1,002,074     $  1,166,017
Preferred Stock PIK                                                  156 shs.         10/27/09          156,468          148,647
Preferred Stock Series A                                             114 shs.         10/27/09          104,374                1
Common Stock (B)                                                      38 shs.         10/27/09           38,244           36,328
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  28 shs.         10/27/09           25,735             --
                                                                                                   ------------     ------------
                                                                                                      1,326,895        1,350,993
                                                                                                   ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $    978,261         10/30/06          929,325          957,957
Limited Partnership Interest (B)                                   0.97% int.         10/30/06          371,739          416,088
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               26 shs.         10/30/06           26,380           36,240
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  18 shs.         10/30/06           18,000           16,653
                                                                                                   ------------     ------------
                                                                                                      1,345,444        1,426,938
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               13.57% int.         08/27/98          366,495            --
Preferred Stock (B)                                                1,293 shs.         12/14/01        1,093,491        1,041,010
Warrants, exercisable until 2011, to purchase
 common stock of DHI Holdings, Inc. at $.01 per share (B)          6,676 shs.                *          201,655             --
                                                                                                   ------------     ------------
* 10/24/96 and 08/28/98.                                                                              1,661,641        1,041,010
                                                                                                   ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    231,429         11/01/06          227,957          237,579
13% Senior Subordinated Note due 2014                            $    488,572         11/01/06          448,244          488,572
Common Stock (B)                                                 102,857 shs.         11/01/06          102,857           99,363
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              32,294 shs.         11/01/06           44,663           31,197
                                                                                                   ------------     ------------
                                                                                                        823,721          856,711
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   3,656 shs.                *          365,600          615,516
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,077 shs.         10/30/03           98,719          181,256
                                                                                                   ------------     ------------
*10/30/03 and 01/02/04.                                                                                 464,319          796,772
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              11

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  1,228,850         01/08/08     $  1,205,952     $  1,151,153
Common Stock (B)                                                     349 shs.         01/08/08          174,701           21,871
                                                                                                   ------------     ------------
                                                                                                      1,380,653        1,173,024
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  11 shs.         06/28/04           40,875          103,878
                                                                                                   ------------     ------------
EATEM HOLDING COMPANY
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018                          $    950,000         02/01/10          823,900          944,894
Common Stock                                                          50 shs.         02/01/10           50,000           47,500
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 119 shs.         02/01/10          107,100                1
                                                                                                   ------------     ------------
                                                                                                        981,000          992,395
                                                                                                   ------------     ------------
F C X HOLDINGS CORPORATION
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015                            $  1,169,376         10/06/08        1,146,124        1,180,157
Preferred Stock (B)                                                2,298 shs.         10/06/08          229,804          107,624
Common Stock (B)                                                   1,625 shs.         10/06/08            1,625             --
                                                                                                   ------------     ------------
                                                                                                      1,377,553        1,287,781
                                                                                                   ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014 (D)                        $  1,265,625         06/01/06        1,175,533          316,406
Limited Liability Company Units of Linden/FHS Holdings LLC (B)        84 uts.         06/01/06           84,368             --
Common Unit Class B (B)                                              734 uts.         06/01/06           64,779             --
                                                                                                   ------------     ------------
                                                                                                      1,324,680          316,406
                                                                                                   ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)                        $    524,791         04/13/06          516,919          131,198
14% Senior Subordinated Note due 2014 (D)                        $    317,177         04/13/06          283,220             --
                                                                                                   ------------     ------------
                                                                                                        800,139          131,198
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
12

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015                            $  1,012,500         11/01/07     $    914,607     $    911,250
16% PIK Note due 2015                                            $    212,282         12/31/08          173,369          191,054
8% Series A Convertible Preferred Stock, convertible into
  fully diluted common shares (B)                                 77,643 shs.         11/01/07           77,643             --
                                                                                                   ------------     ------------
                                                                                                      1,165,619        1,102,304
                                                                                                   ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2013 (D)                       $    362,700         10/15/09          271,181          181,350
Preferred Stock (B)                                                   21 shs.                *           21,428             --
Preferred Stock Series B (B)                                       1,088 shs.         10/15/09          813,544             --
Common Stock (B)                                                     180 shs.         02/10/06          180,000             --
Common Stock Class C (B)                                             296 shs.         10/15/09             --               --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  67 shs.         02/10/06           61,875             --
                                                                                                   ------------     ------------
* 09/18/07 and 06/27/08.                                                                              1,348,028          181,350
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       0.30% int.         07/21/94           91,867             --
                                                                                                   ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  1,081,731                *        1,028,693        1,081,731
Common Stock (B)                                                      33 shs.                *           33,216           40,781
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 106 shs.                *          105,618          129,660
                                                                                                   ------------     ------------
* 06/30/04 and 08/19/04.                                                                              1,167,527        1,252,172
                                                                                                   ------------     ------------
HOSPITALITY MINTS HOLDING COMPANY
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016                            $  1,098,837         08/19/08        1,016,628        1,043,895
Common Stock (B)                                                     251 shs.         08/19/08          251,163           52,109
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  65 shs.         08/19/08           60,233           13,469
                                                                                                   ------------     ------------
                                                                                                      1,328,024        1,109,473
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              13

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      37 shs.         02/27/07     $      1,100     $     93,048
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  11 shs.         02/27/07              324           27,411
                                                                                                   ------------     ------------
                                                                                                          1,424          120,459
                                                                                                   ------------     ------------
INTERNATIONAL OFFSHORE SERVICES LLC
A leading provider of marine transportation services, platform decomissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017                 $  1,350,000         07/07/09        1,217,417        1,350,599
Limited Liability Company Unit (B)                                 1,647 uts.         07/07/09           98,833               16
                                                                                                   ------------     ------------
                                                                                                      1,316,250        1,350,615
                                                                                                   ------------     ------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010                            $    510,187         08/04/00          449,086           25,509
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               1.30% int.         08/03/00          469,312             --
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              26,931 shs.         08/04/00           61,101             --
                                                                                                   ------------     ------------
                                                                                                        979,499           25,509
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $    843,750         12/15/04          823,567          843,750
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 594 shs.         12/15/04           53,528           86,666
                                                                                                   ------------     ------------
                                                                                                        877,095          930,416
                                                                                                   ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
14% Senior Subordinated Note due 2014                            $  1,295,234         10/15/07        1,269,736        1,308,179
Common Stock (B)                                                 116,827 shs.         10/15/07          116,827          124,242
                                                                                                   ------------     ------------
                                                                                                      1,386,563        1,432,421
                                                                                                   ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
15.5% Senior Subordinated Note due 2013                          $  1,595,057         05/25/06        1,398,385          797,529
Common Stock (B)                                                  71,053 shs.         05/25/06           71,053             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,600 shs.         05/25/06           37,871             --
                                                                                                   ------------     ------------
                                                                                                      1,507,309          797,529
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
14

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
K P I HOLDINGS, INC.
Pace Industries is the largest player in the U.S. non-automotive, non-ferrous die casting segment.
13% Senior Subordinated Note due 2014                            $  1,115,217         07/16/08     $  1,042,077     $    836,413
Convertible Preferred Stock Series C (B)                              29 shs.         06/30/09           29,348             --
Convertible Preferred Stock Series D (B)                              13 shs.         09/17/09           12,958             --
Common Stock (B)                                                     235 shs.         07/15/08          234,783             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 388 shs.                *           50,836             --
                                                                                                   ------------     ------------
* 07/16/08 and 09/17/09.                                                                              1,370,002          836,413
                                                                                                   ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
18% Senior Subordinated Note due 2014                            $  1,488,425         03/14/07        1,354,916        1,190,740
Common Stock (B)                                                     123 shs.         03/13/07          123,000             --
Warrant, exercisable until 2019, to purchase
  preferred stock at $.01 per share (B)                               71 shs.         07/07/09             --               --
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                  89 shs.         03/14/07           85,890             --
                                                                                                   ------------     ------------
                                                                                                      1,563,806        1,190,740
                                                                                                   ------------     ------------
K-TEK HOLDING CORPORATION
A manufacturer of instrumentation for liquid and bulk solids level detection for process and storage tanks.
14% Senior Subordinated Note due 2015                            $  1,211,004         12/20/07        1,189,114        1,223,114
Preferred Stock (B)                                              192,314 shs.         12/20/07          192,314          225,908
Common Stock (B)                                                  54,326 shs.         12/20/07              543           15,186
                                                                                                   ------------     ------------
                                                                                                      1,381,971        1,464,208
                                                                                                   ------------     ------------
L H D EUROPE HOLDING, INC.
A non-carbonated beverage dispensing company focused on the food service industry.
Common Stock (B)                                                      45 shs.         12/28/09            4,191           12,825
                                                                                                   ------------     ------------
M V I HOLDING, INC.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
13% Senior Subordinated Note due 2016                            $    652,886         09/12/08          605,133          625,998
Common Stock (B)                                                      32 shs.         09/12/08           32,143             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  35 shs.         09/12/08           34,714             --
                                                                                                   ------------     ------------
                                                                                                        671,990          625,998
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    516,177         05/04/07     $    483,072     $    516,177
Limited Liability Company Unit (B)                                12,763 uts.                *          166,481          172,769
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               1,787 shs.         05/04/07           22,781           24,189
                                                                                                   ------------     ------------
* 05/04/07 and 01/02/08.                                                                                672,334          713,135
                                                                                                   ------------     ------------
MANHATTAN BEACHWEAR HOLDING COMPANY
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 2018                          $    882,353         01/15/10          771,585          882,785
Common Stock (B)                                                     118 shs.         01/15/10          117,647          111,768
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 104 shs.         01/15/10           94,579                1
                                                                                                   ------------     ------------
                                                                                                        983,811          994,554
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
6.79% Senior Secured Tranche A Note due 2010 (C)                 $    128,230         09/03/04          128,230          127,582
12.5% Senior Secured Tranche B Note due 2011                     $    179,104         09/03/04          172,200          173,944
6.75% Senior Secured Revolver due 2011 (C)                       $     29,105         09/03/04           29,105           28,641
Limited Partnership Interest (B)                                   4.48% int.         09/03/04           33,582            9,116
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 243 shs.         09/03/04           22,556            6,587
                                                                                                   ------------     ------------
                                                                                                        385,673          345,870
                                                                                                   ------------     ------------
MEDSYSTEMS HOLDINGS LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015                            $    617,585         08/29/08          550,695          629,936
Preferred Unit (B)                                                    66 uts.         08/29/08           66,451           73,893
Common Unit Class A (B)                                              671 uts.         08/29/08              671           45,426
Common Unit Class B (B)                                              250 uts.         08/29/08           63,564           16,902
                                                                                                   ------------     ------------
                                                                                                        681,381          766,157
                                                                                                   ------------     ------------
MEGTEC HOLDINGS, INC.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016                            $  1,144,068         09/24/08        1,048,910        1,086,865
Preferred Stock (B)                                                   56 shs.         09/24/08           54,040            6,298
Limited Partnership Interest (B)                                   0.74% int.         09/16/08          205,932             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  18 shs.         09/24/08           18,237             --
                                                                                                   ------------     ------------
                                                                                                      1,327,119        1,093,163
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
16

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)                        $  1,421,795                *     $  1,367,708     $  1,208,526
Common Stock (B)                                                     238 shs.                *          238,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  87 shs.                *           86,281             --
                                                                                                   ------------     ------------
*08/12/05 and 09/11/06.                                                                               1,691,989        1,208,526
                                                                                                   ------------     ------------
MILWAUKEE GEAR COMPANY
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014                            $  1,246,154         07/21/08        1,180,575        1,121,539
Preferred Stock (B)                                                  139 shs.         07/21/08          138,374             --
Common Stock (B)                                                       9 shs.         07/21/08           10,000             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   6 shs.         07/21/08            5,510             --
                                                                                                   ------------     ------------
                                                                                                      1,334,459        1,121,539
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)                                  11.24% int.         08/04/06           56,198          137,914
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 586 shs.         08/04/06           56,705          143,759
                                                                                                   ------------     ------------
                                                                                                        112,903          281,673
                                                                                                   ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014 (D)                        $  1,350,000         07/25/08        1,275,187          675,000
14% PIK Note due 2014 (D)                                        $    419,713         07/25/08          342,435          209,856
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  81 shs.         03/31/06           73,125             --
                                                                                                   ------------     ------------
                                                                                                      1,690,747          884,856
                                                                                                   ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014                            $    330,882         02/24/06          304,577          165,441
Limited Liability Company Unit (B)                                   437 uts.                *          436,984             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  68 shs.         02/24/06           19,687             --
                                                                                                   ------------     ------------
* 02/24/06 and 06/22/07.                                                                                761,248          165,441
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------

NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
12% Senior Secured Term Note Series A due 2010                   $     16,854         11/14/08     $     16,854     $     16,854
14% Senior Subordinated Note due 2014 (D)                        $    764,921         05/28/04          660,453             --
10.75% Senior Secured Note due 2011 (D)                          $    348,118         05/28/04          347,086           87,030
                                                                                                   ------------     ------------
                                                                                                      1,024,393          103,884
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015                    $  1,125,000         08/02/07          999,658        1,136,250
Common Stock (B)                                                 225,000 shs.         08/02/07          225,000          246,348
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              63,191 shs.         08/02/07          102,842           69,186
                                                                                                   ------------     ------------
                                                                                                      1,327,500        1,451,784
                                                                                                   ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $    810,000         02/02/07          745,713          600,380
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                    1.38% int.         02/01/07          539,990             --
Limited Liability Company Unit Class D of
  Saw Mill PCG Partners LLC (B)                                        8 uts.                *            8,147            4,075
Limited Liability Company Unit Class D- 1 of
  Saw Mill PCG Partners LLC (B)                                       43 uts.         09/30/09           43,293           21,651
Preferred Stock Class A (B)                                             1 sh.         12/18/08              726              360
Preferred Stock Class A-1 (B)                                          4 shs.         09/30/09            3,757            1,875
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  48 shs.         02/02/07           48,087             --
                                                                                                   ------------     ------------
* 12/18/09 and 09/30/09.                                                                              1,389,713          628,341
                                                                                                   ------------     ------------
NORTHWEST MAILING SERVICES, INC.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016                            $  1,207,895         07/09/09        1,009,721        1,256,211
Limited Partnership Interest (B)                                  1,421, uts.         07/09/09          142,105          135,000
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               1,852 shs.         07/09/09          185,163               19
                                                                                                   ------------     ------------
                                                                                                      1,336,989        1,391,230
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
18

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
10% Senior Secured Note due 2012                                 $    464,286         01/28/02     $    464,286     $    348,215
15% Senior Subordinated Note due 2012 (D)                        $    285,714         01/28/02          270,653             --
Convertable Preferred Stock A (B)                                    571 shs.         01/28/02          549,507             --
Common Stock (B)                                                 178,571 shs.         01/28/02          178,571             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             138,928 shs.         01/28/02           92,597             --
                                                                                                   ------------     ------------
                                                                                                      1,555,614          348,215
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry, with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                 $     83,264         01/03/06           82,015           85,948
13% Senior Subordinated Note due 2013                            $    392,709         01/03/06          364,097          392,709
Common Stock (B)                                                 184,176 shs.         01/03/06          184,176          126,563
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,073 shs.         01/03/06           35,900           29,599
                                                                                                   ------------     ------------
                                                                                                        666,188          634,819
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2010 (D)                        $    511,000         08/07/98          511,000           76,650
12% Senior Subordinated Note due 2010 (D)                        $    244,154         02/09/00          213,313           36,623
                                                                                                   ------------     ------------
                                                                                                        724,313          113,273
                                                                                                   ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 1,942 uts.         01/17/06          302,885          245,664
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 328 shs.         01/17/06           90,424           41,477
                                                                                                   ------------     ------------
                                                                                                        393,309          287,141
                                                                                                   ------------     ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  1,236,634         07/03/06        1,188,058        1,249,000
Preferred Unit (B)                                                   202 uts.         07/03/06          202,320          298,842
Preferred Unit (B)                                                    36 uts.         07/03/06           36,420           53,795
Common Unit Class I (B)                                               78 uts.         07/03/06             --            388,947
Common Unit Class L (B)                                               17 uts.         07/03/06             --             82,168
                                                                                                   ------------     ------------
                                                                                                      1,426,798        2,072,752
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  1,215,000         03/31/06     $  1,159,806     $  1,215,000
Preferred Stock (B)                                                   19 shs.         03/31/06          174,492          238,730
Common Stock (B)                                                      12 shs.         03/31/06           13,500           85,483
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                   7 shs.         03/31/06            5,888           49,742
                                                                                                   ------------     ------------
                                                                                                      1,353,686        1,588,955
                                                                                                   ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012                            $    704,835         04/27/07          665,346          612,732
Limited Liability Company Unit (B)                               928,962 uts.         04/27/07           33,477             --
                                                                                                   ------------     ------------
                                                                                                        698,823          612,732
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011                            $  1,125,000         12/19/00        1,091,569        1,120,195
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   1.28% int.         12/21/00          140,625          153,013
                                                                                                   ------------     ------------
                                                                                                      1,232,194        1,273,208
                                                                                                   ------------     ------------
PEARLMAN ENTERPRISES, INC.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)                                       1,236 shs.         05/22/09           59,034             --
Preferred Stock Series B (B)                                       7,059 shs.         05/22/09          290,050             --
Common Stock (B)                                                  21.462 shs.         05/22/09          993,816             --
                                                                                                   ------------     ------------
                                                                                                      1,342,900             --
                                                                                                   ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
3% Senior Subordinated PIK Note due 2014 (D)                     $  1,163,700         10/02/06        1,066,355             --
Limited Liability Company Unit Class A                               733 uts.         10/02/06          270,000             --
Limited Liability Company Unit                                        76 uts.         05/22/09           38,140           36,049
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               4,550 shs.         10/02/06           65,988             --
                                                                                                   ------------     ------------
                                                                                                      1,440,483           36,049
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
20

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  1,255,814         02/11/08     $  1,156,924     $  1,213,755
Limited Partnership Interest (B)                                  12.55% int.         02/11/08           94,092           15,969
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 700 shs.         02/11/08           88,723           31,473
                                                                                                   ------------     ------------
                                                                                                      1,339,739        1,261,197
                                                                                                   ------------     ------------
PRECISION WIRE HOLDING COMPANY
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016                         $  1,357,886         11/12/09        1,219,517        1,358,455
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)                                   109 shs.         11/12/09          107,970                1
                                                                                                   ------------     ------------
                                                                                                      1,327,487        1,358,456
                                                                                                   ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
13% Senior Subordinated Note due 2012                            $    922,612         05/28/04          846,452          972,132
Common Stock (B)                                                 187,500 shs.         05/28/04          187,500          189,055
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             199,969 shs.         05/28/04          199,969          201,628
                                                                                                   ------------     ------------
                                                                                                      1,233,921        1,362,815
                                                                                                   ------------     ------------
RAJ MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
14.5% Senior Subordinated Note due 2014                          $  1,288,627         12/15/06        1,188,371        1,159,764
Limited Liability Company Unit (B)                                 1,497 uts.         12/15/06          149,723            3,294
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   2 shs.         12/15/06           69,609            1,554
                                                                                                   ------------     ------------
                                                                                                      1,407,703        1,164,612
                                                                                                   ------------     ------------
R E I DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/18/08        1,306,541        1,349,445
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   3 shs.         01/18/08           16,459           18,564
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,368,009
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011                          $    562,500         11/14/03          543,731          554,278
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  74 shs.         11/14/03           65,089           33,702
                                                                                                   ------------     ------------
                                                                                                        608,820          587,980
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)                                             846 shs.         06/02/99     $    146,456     $    141,337

SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $    814,655         09/10/04          787,404          814,655
Common Stock (B)                                                     324 shs.                *          340,378          551,415
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  71 shs.         09/10/04           60,129          120,392
                                                                                                   ------------     ------------
* 09/10/04 and 10/05/07.                                                                              1,187,911        1,486,462
                                                                                                   ------------     ------------
SENCORE HOLDING COMPANY
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014                          $    934,615         01/15/09          824,097          845,057
Common Stock (B)                                                      69 shs.         01/15/09           69,231           17,308
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 149 shs.         01/15/09          149,084                1
                                                                                                   ------------     ------------
                                                                                                      1,042,412          862,366
                                                                                                   ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  1,176,924                *        1,083,855        1,141,812
Limited Liability Company Unit (B)                                   328 uts.                *          334,371          211,095
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  83 shs.                *           87,231           53,471
                                                                                                   ------------     ------------
* 08/31/07 and 03/06/08.                                                                              1,505,457        1,406,378
                                                                                                   ------------     ------------
SPARTAN FOODS HOLDING COMPANY
A manufacturer of branded pizza crusts and pancakes.
12.5% Senior Subordinated Note due 2017                          $  1,012,500         12/15/09          874,322        1,013,989
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 136 shs.         12/15/09          120,234                1
                                                                                                   ------------     ------------
                                                                                                        994,556        1,013,990
                                                                                                   ------------     ------------
SPECIALTY COMMODITIES, INC.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016                         $  1,212,720         10/23/08        1,140,663        1,236,974
Common Stock (B)                                                  15,882 shs.         10/23/08          158,824          105,102
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               5,852 shs.         10/23/08           53,285           38,727
                                                                                                   ------------     ------------
                                                                                                      1,352,772        1,380,803
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
22

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  1,185,366         08/01/06     $  1,128,392     $  1,110,254
Common Stock (B)                                                     165 shs.         08/01/06          164,634           19,117
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  55 shs.         08/01/06           49,390            6,367
                                                                                                   ------------     ------------
                                                                                                      1,342,416        1,135,738
                                                                                                   ------------     ------------
SUNDANCE INVESTCO LLC
A provider of post-production services to producers of movies and television shows.
Limited Liablility Company Unit Class A                            3,405 shs.         03/31/10             --               --
                                                                                                   ------------     ------------
SYNTERACT HOLDINGS CORPORATION
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
4% Senior Subordinated Note due 2016                             $  1,371,709         09/02/08        1,285,871        1,389,500
Redeemable Preferred Stock Series A (B)                              678 shs.         09/02/08            6,629            6,675
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               6,778 shs.         09/02/08           59,661             --
                                                                                                   ------------     ------------
                                                                                                      1,352,161        1,396,175
                                                                                                   ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/14/08        1,276,383        1,080,000
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   5 shs.         01/14/08           46,617             --
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,080,000
                                                                                                   ------------     ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provider of specialty services to the North American railroad industry.
13% Senior Subordinated Note due 2015                            $  1,173,909         10/14/05        1,033,473        1,173,909
Common Stock (B)                                                   1,167 shs.         10/14/05            1,167          700,092
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                 631 shs.         09/30/08          300,683          378,541
                                                                                                   ------------     ------------
                                                                                                      1,335,323        2,252,542
                                                                                                   ------------     ------------
TELECORPS HOLDINGS, INC.
A provider of equipment and services to producers of television shows and motion pictures.
12.75% Senior Subordinated Note due 2016                         $  1,681,677                *        1,474,695        1,597,593
Common Stock (B)                                                     143 shs.         09/02/09            5,823            4,367
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               4,187 shs.                *          173,349               42
                                                                                                   ------------     ------------
* 05/20/09 and 09/02/09.                                                                              1,653,867        1,602,002
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TERRA RENEWAL LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014                            $    664,062                *     $    638,669     $    541,077
6.79% Term Note due 2012 (C)                                     $    781,483                *          778,758          720,350
8.75% Term Note due 2012 (C)                                     $        826                *              826              762
Limited Partnership Interest of
  Saw Mill Capital Fund V, LLC (B)                                 2.27% int.               **           85,245             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  41 shs.         04/28/06           33,738             --
                                                                                                   ------------     ------------
* 04/28/06 and 09/13/06. ** 03/01/05 and 10/10/08.                                                    1,537,236        1,262,189
                                                                                                   ------------     ------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2013 (D)                      $  1,185,366         10/26/07        1,113,016             --
Series A Preferred Stock (B)                                         219 shs.         10/26/07          219,203             --
                                                                                                   ------------     ------------
                                                                                                      1,332,219             --
                                                                                                   ------------     ------------
TOTAL E & S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    486,487         03/02/07          479,190          462,163
13% Senior Subordinated Note due 2014 (D)                        $    341,971         03/02/07          280,347          170,986
                                                                                                   ------------     ------------
                                                                                                        759,537          633,149
                                                                                                   ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer, and wholesaler of home decor and seasonal gift products.
12% Senior Subordinated Note due 2015 (D)                        $    938,651         10/31/07          873,498          844,786
Common Stock (B)                                                     110 shs.         10/31/07          110,430             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  50 shs.         10/31/07           46,380             --
                                                                                                   ------------     ------------
                                                                                                      1,030,308          844,786
                                                                                                   ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $    918,000         08/31/05          891,755          927,180
Common Stock (B)                                                     571 shs.                *          570,944          710,156
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  46 shs.         08/31/05           41,021           56,595
                                                                                                   ------------     ------------
* 08/31/05 and 04/30/07.                                                                              1,503,720        1,693,931
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
24

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRANZONIC COMPANIES (THE)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  1,356,000         02/05/98     $  1,341,285     $  1,356,000
Common Stock (B)                                                     315 shs.         02/04/98          315,000          354,703
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                 222 shs.         02/05/98          184,416          249,981
                                                                                                   ------------     ------------
                                                                                                      1,840,701        1,960,684
                                                                                                   ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flatbed bodies, landscape bodies and other accessories.
16% Senior Subordinated Note due 2010 (D)                        $  1,222,698                *        1,133,973          305,675
Preferred Stock Series B (B)                                         128 shs.         10/20/08          127,677             --
Common Stock (B)                                                     393 shs.                *          423,985             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  81 shs.                *           84,650             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 558 shs.         10/20/08             --               --
                                                                                                   ------------     ------------
* 07/19/05 and 12/22/05.                                                                              1,770,285          305,675
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
Warrant, exercisable until 2010, to purchase
common stock at $.01 per share (B)                                 3,060 shs.         04/11/03           36,032           55,750
                                                                                                   ------------     ------------
U M A ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $    938,797         02/08/08          918,330          917,339
Convertible Preferred Stock (B)                                      470 shs.         02/08/08          469,565          143,512
                                                                                                   ------------     ------------
                                                                                                      1,387,895        1,060,851
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
14.5% Senior Subordinated Note due 2012                          $    996,500         04/30/04          951,560          847,025
14.5% PIK Note due 2012                                          $    139,125         10/06/09          118,256          118,256
Common Stock (B)                                                      96 shs.         04/30/04           96,400             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 122 shs.         04/30/04          112,106             --
                                                                                                   ------------     ------------
                                                                                                      1,278,322          965,281
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    458,824         05/17/07     $    451,932     $    449,687
13% Senior Subordinated Note due 2014                            $    370,588         05/17/07          340,377          354,964
18% PIK Convertable Preferred Stock (B)                           21,361 shs.         03/13/09           41,440           33,152
Common Stock (B)                                                  70,588 shs.         05/17/07           70,588             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              20,003 shs.         05/17/07           31,460             --
                                                                                                   ------------     ------------
                                                                                                        935,797          837,803
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2011 (D)                    $     85,308         07/19/04           76,813           81,042
5% Senior Subordinated PIK Note due 2011 (D)                     $    450,000         06/30/07          392,576          427,500
Class B Unit (B)                                                 406,525 uts.         10/29/09          184,266             --
Class C Unit (B)                                                 450,000 uts.         10/29/09          413,244          104,071
Limited Liability Company Unit Class A (B)                       383,011 uts.                *          229,353             --
Limited Liability Company Unit Class B (B)                        96,848 uts.         07/19/04           96,848             --
                                                                                                   ------------     ------------
* 07/19/04 and 10/29/09.                                                                              1,393,100          612,613
                                                                                                   ------------     ------------
WAGGIN' TRAIN HOLDINGS LLC
A producer of premium quality meat dog treats.
14% Senior Subordinated Note due 2014                            $  1,180,960         11/15/07        1,156,854        1,192,769
Limited Liability Company Unit Class B (B)                           224 uts.         11/15/07          223,757          264,871
Limited Liability Company Unit Class C (B)                           224 uts.         11/15/07             --            224,829
                                                                                                   ------------     ------------
                                                                                                      1,380,611        1,682,469
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
Limited Partnership Interest (B)                                   0.20% int.         07/12/04            1,974             --
Common Stock (B)                                                   2,133 shs.         12/21/07             --               --
                                                                                                   ------------     ------------
                                                                                                          1,974             --
                                                                                                   ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
14.13% Senior Subordinated Note due 2014                         $    911,250         11/30/06          858,237          774,563
Common Stock (B)                                                     101 shs.         11/30/06          101,250            4,537
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  51 shs.         11/30/06           45,790            2,265
                                                                                                   ------------     ------------
                                                                                                      1,005,277          781,365
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
26

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015                            $    613,692         05/14/07          567,390          569,242
Limited Partnership Interest (B)                                  12.26% int.         05/14/07           61,308             --
Warrant, exercisable until 2015, to purchase
  common stock at $.02 per share (B)                                  47 shs.         05/14/07           44,186             --
                                                                                                   ------------     ------------
                                                                                                        672,884          569,242
                                                                                                   ------------     ------------
XALOY SUPERIOR HOLDINGS, INC.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15.5% Senior Subordinated Note due 2015 (D)                      $  1,229,741         09/08/08        1,203,293          614,870
Common Stock (B)                                                     150 shs.         09/08/08          150,000             --
                                                                                                   ------------     ------------
                                                                                                      1,353,293          614,870
                                                                                                   ------------     ------------

TOTAL PRIVATE PLACEMENT INVESTMENTS (E)                                                             115,733,457       97,697,290
                                                                                                   ------------     ------------









--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              27

March 31, 2010
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal                     Market
CORPORATE RESTRICTED SECURITIES:(A)(Continued)      Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 3.76%:

BONDS - 3.76%
ACCO Brands Corporation                           10.625%    03/15/15   $     45,000  $     44,369  $     49,163
Advanced Micro Devices, Inc.                       8.125     12/15/17        190,000       180,510       196,888
Appleton Papers, Inc.                             11.250     12/15/15        252,000       250,000       231,840
Avis Budget Car Rental LLC                         9.625     03/15/18         40,000        39,454        41,800
Cenveo Corporation                                10.500     08/15/16         45,000        45,000        45,844
Coffeyville Resources LLC                          9.000     04/01/15         70,000        69,658        71,225
Compucom Systems, Inc.                            12.500     10/01/15        670,000       651,902       710,200
CONSOL Energy, Inc.                                8.250     04/01/20         15,000        15,000        15,413
Douglas Dynamics LLC                               7.750     01/15/12        485,000       461,640       489,850
Eastman Kodak Co.                                  9.750     03/01/18        375,000       367,422       367,500
G F S I, Inc. (C)                                 10.500     06/01/11        358,000       343,948       266,263
Gannett Company, Inc.                              9.375     11/15/17         60,000        59,149        64,200
Headwaters, Inc.                                  11.375     11/01/14         45,000        44,580        46,969
International Lease Finance Corporation            8.625     09/15/15         75,000        73,811        76,670
JohnsonDiversey, Inc.                              8.250     11/15/19         45,000        44,627        46,575
L B I Escrow Corporation                           8.000     11/01/17        100,000       100,000       103,500
New Communications Holdings, Inc.                  8.250     04/15/17        500,000       500,000       505,625
Sealed Air Corporation                             7.875     06/15/17        500,000       492,505       542,913
Sinclair Television Group, Inc.                    9.250     11/01/17        200,000       194,727       211,000
T W Telecom Holdings, Inc.                         8.000     03/01/18         10,000         9,928        10,175
ViaSystems, Inc.                                  12.000     01/15/15        100,000        96,458       108,500
                                                                                      ------------  ------------
  TOTAL BONDS                                                                            4,084,688     4,202,113
                                                                                      ------------  ------------

CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation (B)                                                             194           179          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            179          --
                                                                                      ------------  ------------

PREFERRED STOCK - 0.00%
TherOX, Inc. (B)                                                                  26         1,032          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                      1,032          --
                                                                                      ------------  ------------

COMMON STOCK - 0.00%
Touchstone Health Partnership (B)                                                292         1,062          --
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                         1,062          --
                                                                                      ------------  ------------

  TOTAL RULE 144A SECURITIES                                                             4,086,961     4,202,113
                                                                                      ------------  ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                 $119,820,418  $101,899,403
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
28

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                  Interest     Due       Principal                    Market
CORPORATE PUBLIC SECURITIES - 15.19%: (A)           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 14.62%
Affinia Group, Inc.                                9.000%    11/30/14   $     25,000  $     24,250  $     24,875
Allegheny Technologies, Inc.                       9.375     06/12/19        500,000       521,416       581,761
Allied Waste NA                                    7.125     05/15/16        500,000       506,234       543,125
American General Finance Corporation               6.500     09/15/17        250,000       215,000       213,073
C R H America, Inc.                                5.300     10/15/13        500,000       418,430       532,601
Centurytel, Inc.                                   5.000     02/15/15        500,000       516,354       509,463
Citigroup, Inc.                                    5.500     04/11/13        500,000       437,890       525,391
Cytec Industries, Inc.                             8.950     07/01/17        600,000       603,889       722,702
Equifax, Inc.                                      4.450     12/01/14        500,000       518,268       513,187
Exide Corporation                                 10.500     03/15/13        250,000       252,683       253,750
Gencorp, Inc.                                      9.500     08/15/13        130,000       130,000       132,113
General Electric Capital Corporation               5.500     01/08/20        500,000       498,050       510,133
Goldman Sachs Group, Inc.                          4.750     07/15/13        500,000       418,645       528,596
Goodyear Tire & Rubber Co.                        10.500     05/15/16         50,000        48,108        54,000
Intelsat Jackson Holdings                          9.250     06/15/16        690,000       714,194       696,900
International Game Technology                      7.500     06/15/19        500,000       499,720       566,320
International Lease Finance Corporation            5.875     05/01/13        500,000       448,188       480,166
Iron Mountain, Inc.                                8.750     07/15/18        500,000       512,614       523,750
Johnson Controls, Inc.                             5.500     01/15/16        500,000       398,125       535,334
Manitowoc Company, Inc.                            7.125     11/01/13        100,000       100,000        99,750
Markwest Energy Operating Co.                      6.875     11/01/14         35,000        27,789        34,300
Masco Corporation                                  7.125     03/15/20        350,000       349,993       352,185
Morgan Stanley                                     5.500     01/26/20        500,000       497,305       489,070
Nortek, Inc.                                      11.000     12/01/13        100,444        98,956       107,726
Owens Corning, Inc.                                9.000     06/15/19         30,000        29,516        35,175
Qwest Diagnostic, Inc.                             4.750     01/30/20        500,000       498,665       488,947
Rental Service Corporation                         9.500     12/01/14        175,000       175,677       173,250
Sheridan Acquisition Corporation                  10.250     08/15/11        225,000       222,001       223,313
Speedway Motorsports, Inc.                         8.750     06/01/16         35,000        33,949        37,275
Sprint Capital Corporation                         6.900     05/01/19        440,000       405,225       402,600
Stewart & Stevenson LLC                           10.000     07/15/14        735,000       754,880       707,434
Teck Resources Ltd.                               10.750     05/15/19         30,000        28,559        36,750
Texas Industries, Inc.                             7.250     07/15/13         35,000        35,000        34,388
The Valspar Corporation                            7.250     06/15/19        500,000       501,466       564,907
Ticketmaster Entertainment, Inc.                  10.750     07/28/16        250,000       250,000       278,750
Time Warner Cable, Inc.                            5.000     02/01/20        500,000       489,790       492,991
Titan International, Inc.                          8.000     01/15/12         70,000        70,000        70,000
Tube City IMS Corporation                          9.750     02/01/15      1,000,000       989,449       983,750


----------------------------------------------------------------------------------------------------------------
                                                                                                              29

March 31, 2010
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal                    Market
CORPORATE PUBLIC SECURITIES:(A)(Continued)          Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
Tyco International Group SA                        8.500%    01/15/19   $    500,000  $    457,495  $    550,093
Tyco International Group SA                        6.550     10/01/17        125,000       124,996       154,897
United Components, Inc.                            9.375     06/15/13        535,000       535,269       537,675
Verso Paper Holdings LLC                           9.125     08/01/14        500,000       486,875       485,000
W P P Finance Corporation                          5.875     06/15/14        500,000       508,096       528,698
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           15,353,009    16,316,164
                                                                                      ------------  ------------

COMMON STOCK - 0.56%
CKX, Inc. (B)                                                                 52,500       422,625       321,825
Directed Electronics, Inc. (B)                                               195,118       982,867        87,803
ITC^DeltaCom, Inc. (B)                                                        94,588       827,645       191,068
Intrepid Potash, Inc. (B)                                                        185         5,920         5,611
Nortek, Inc. (B)                                                                 100             1         4,000
Rue21, Inc. (B)                                                                  350         6,650        12,135
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                     2,245,708       622,442
                                                                                      ------------  ------------

CONVERTIBLE BONDS - 0.01%
Citadel Broadcasting Corporation                   4.000%    02/15/11   $    250,000       194,063        13,750
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE BONDS                                                                  194,063        13,750
                                                                                      ------------  ------------

TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 17,792,780  $ 16,952,356
                                                                                      ------------  ------------

                                                 Interest      Due       Principal                    Market
SHORT-TERM SECURITIES:                          Rate/Yield^    Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
COMMERCIAL PAPER - 1.97%
Sabmiller PLC                                      0.270%    04/05/10   $  2,200,000     2,199,934     2,199,934
                                                                                      ------------  ------------
  TOTAL SHORT-TERM SECURITIES                                                            2,199,934     2,199,934
                                                                                      ------------  ------------

TOTAL INVESTMENTS                                 108.43%                             $139,813,132  $121,051,693
                                                                                      ============  ------------
  Other Assets                                      4.62                                               5,161,413
  Liabilities                                     (13.05)                                            (14,574,114)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $111,638,992
                                                  ======                                            ============

 (A) In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
 (B) Non-income producing security.
 (C) Variable rate security; rate indicated is as of 03/31/10.
 (D) Defaulted security; interest not accrued.
 (E) Illiquid security. As of March 31, 2010, the values of these securities amounted to $97,697,290 or 87.51%
     of net assets.
  ^  Effective yield at purchase
 PIK - Payment-in-kind


----------------------------------------------------------------------------------------------------------------
30

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 4.33%                                                      BUILDINGS & REAL ESTATE - 1.49%
A E Company, Inc.                              $    1,794,703          K W P I Holdings Corporation                   $    1,190,740
Gencorp, Inc.                                         132,113          Masco Corporation                                     352,185
P A S Holdco LLC                                    2,072,752          Owens Corning, Inc.                                    35,175
Visioneering, Inc.                                    837,803          Texas Industries, Inc.                                 34,388
                                               --------------          TruStile Doors, Inc.                                   55,750
                                                    4,837,371                                                         --------------
                                               --------------                                                              1,668,238
AUTOMOBILE - 4.63%                                                                                                    --------------
Exide Corporation                                     253,750          CHEMICAL, PLASTICS & RUBBER - 0.35%
Goodyear Tire & Rubber Co.                             54,000          Capital Specialty Plastics, Inc.                      397,832
Jason, Inc.                                            25,509                                                         --------------
Johnson Controls, Inc.                                535,334          CONSUMER PRODUCTS - 9.61%
Nyloncraft, Inc.                                      348,215          Aero Holdings, Inc.                                 1,653,534
Ontario Drive & Gear Ltd.                             287,141          Bravo Sports Holding Corporation                    1,260,107
Qualis Automotive LLC                               1,362,815          Custom Engineered Wheels, Inc.                      1,350,993
Titan International, Inc.                              70,000          Eastman Kodak Co.                                     367,500
Transtar Holding Company                            1,693,931          G F S I, Inc.                                         266,263
United Components, Inc.                               537,675          JohnsonDiversey, Inc.                                  46,575
                                               --------------          K N B Holdings Corporation                            797,529
                                                    5,168,370          Manhattan Beachwear Holding Company                   994,554
                                               --------------          Momentum Holding Co.                                  281,673
BEVERAGE, DRUG & FOOD - 8.51%                                          R A J Manufacturing Holdings LLC                    1,164,612
Eatem Holding Company                                 992,395          Royal Baths Manufacturing Company                     587,980
Golden County Foods Holding, Inc.                   1,102,304          The Tranzonic Companies                             1,960,684
Hospitality Mints Holding Company                   1,109,473          Walls Industries, Inc.                                   --
L H D Europe Holding, Inc.                             12,825                                                         --------------
Sabmiller PLC                                       2,199,934                                                             10,732,004
Spartan Foods Holding Company                       1,013,990                                                         --------------
Specialty Commodities, Inc.                         1,380,803          CONTAINERS, PACKAGING & GLASS - 4.02%
Waggin' Train Holdings LLC                          1,682,469          Flutes, Inc.                                          131,198
                                               --------------          Maverick Acquisition Company                          345,870
                                                    9,494,193          P I I Holding Corporation                           1,588,955
                                               --------------          Paradigm Packaging, Inc.                            1,273,208
BROADCASTING & ENTERTAINMENT - 1.95%                                   Sealed Air Corporation                                542,913
Citadel Broadcasting Corporation                       13,750          Vitex Packaging Group, Inc.                           612,613
CKX, Inc.                                             321,825                                                         --------------
Sinclair Television Group, Inc.                       211,000                                                              4,494,757
Speedway Motorsports, Inc.                             37,275                                                         --------------
Time Warner Cable, Inc.                               492,991          DISTRIBUTION - 1.92%
WPP Finance Corporation                               528,698          Duncan Systems, Inc.                                  856,711
Workplace Media Holding Co.                           569,242          F C X Holdings Corporation                          1,287,781
                                               --------------                                                         --------------
                                                    2,174,781                                                              2,144,492
                                               --------------                                                         --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  31

March 31, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              ELECTRONICS - 0.53%
MANUFACTURING - 8.18%                                                  Connecticut Electric, Inc.                     $      506,955
A H C Holdings Company, Inc.                   $    1,499,664          Directed Electronics, Inc. (B)                         87,803
Arrow Tru-Line Holdings, Inc.                         803,977                                                         --------------
C D N T, Inc.                                         776,186                                                                594,758
Douglas Dynamics LLC                                  489,850                                                         --------------
Headwaters, Inc.                                       46,969          FINANCIAL SERVICES - 2.62%
K P I Holdings, Inc.                                  836,413          American General Finance Corporation                  213,073
MEGTEC Holdings, Inc.                               1,093,163          Citigroup, Inc.                                       525,391
Milwaukee Gear Company                              1,121,539          General Electric Capital Corporation                  510,133
Nortek, Inc.                                          111,726          Goldman Sachs Group, Inc.                             528,596
Northwest Mailing Services, Inc.                    1,391,230          Highgate Capital LLC                                     --
Postle Aluminum Company LLC                            36,049          International Lease Finance Corporation               556,836
Truck Bodies & Equipment International                305,675          L B I Escrow Corporation                              103,500
Xaloy Superior Holdings, Inc.                         614,870          Morgan Stanley                                        489,070
                                               --------------                                                         --------------
                                                    9,127,311                                                              2,926,599
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE, SERVICE - 12.28%                             HEALTHCARE, EDUCATION & CHILDCARE - 3.87%
A S C Group, Inc.                                   1,357,838          American Hospice Management Holding LLC             2,115,615
A W X Holdings Corporation                            766,284          F H S Holdings LLC                                    316,406
ACCO Brands Corporation                                49,163          Qwest Diagnostic, Inc.                                488,947
Advanced Technologies Holdings                      1,326,341          Synteract Holdings Corporation                      1,396,175
Affinia Group, Inc.                                    24,875          Touchstone Health Partnership                            --
Apex Analytix Holding Corporation                   1,042,898                                                         --------------
C R H America, Inc.                                   532,601                                                              4,317,143
Clough, Harbour and Associates                      1,438,990                                                         --------------
Crane Rental Corporation                            1,303,064          HOME & OFFICE FURNISHINGS, HOUSEWARES,
Diversco, Inc./DHI Holdings, Inc.                   1,041,010          AND DURABLE CONSUMER PRODUCTS - 9.72%
Dwyer Group, Inc.                                     796,772          Connor Sport Court International, Inc.              1,383,913
Equifax, Inc.                                         513,187          H M Holding Company                                   181,350
Insurance Claims Management, Inc.                     120,459          Home Decor Holding Company                          1,252,172
Iron Mountain, Inc.                                   523,750          Justrite Manufacturing Acquisition Co.                930,416
Mail Communications Group, Inc.                       713,135          K H O F Holdings, Inc.                              1,432,421
Nesco Holdings Corporation                          1,451,784          Monessen Holding Corporation                          884,856
Pearlman Enterprises, Inc.                               --            Stanton Carpet Holding Co.                          1,135,738
Tyco International Group                              704,990          Transpac Holdings Company                             844,786
                                               --------------          U M A Enterprises, Inc.                             1,060,851
                                                   13,707,141          U-Line Corporation                                    965,281
                                               --------------          Wellborn Forest Holding Co.                           781,365
                                                                                                                      --------------
                                                                                                                          10,853,149
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
32

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
LEISURE, AMUSEMENT, ENTERTAINMENT - 2.09%                              NATURAL RESOURCES - 1.86%
International Game Technology                  $      566,320          Appleton Papers, Inc.                          $      231,840
Savage Sports Holding, Inc.                         1,486,462          Cenveo Corporation                                     45,844
Ticketmaster Entertainment, Inc.                      278,750          CONSOL Energy, Inc.                                    15,413
                                               --------------          Cytec Industries, Inc.                                722,702
                                                    2,331,532          Intrepid Potash, Inc.                                   5,611
                                               --------------          The Valspar Corporation                               564,907
MACHINERY - 9.20%                                                      Verso Paper Holdings LLC                              485,000
A S A P Industries LLC                                661,876                                                         --------------
Davis-Standard LLC                                  1,426,938                                                              2,071,317
E S P Holdco, Inc.                                  1,173,024                                                         --------------
K-Tek Holdings Corporation                          1,464,208          OIL & GAS - 1.84%
M V I Holding, Inc.                                   625,998          Coffeyville Resources LLC                              71,225
Manitowoc Company, Inc.                                99,750          International Offshore Services LLC                 1,350,615
Navis Global                                          103,884          Total E & S, Inc.                                     633,149
NetShape Technologies, Inc.                           628,341                                                         --------------
Pacific Consolidated Holdings LLC                     612,732                                                              2,054,989
Power Services Holding Company                      1,261,197                                                         --------------
R E I Delaware Holding, Inc.                        1,368,009          PHARMACEUTICALS - 1.31%
Safety Speed Cut Manufacturing Company, Inc.          141,337          CorePharma LLC                                      1,459,111
Stewart & Stevenson LLC                               707,434                                                         --------------
                                               --------------                                                              1,459,111
                                                   10,274,728                                                         --------------
                                               --------------          PUBLISHING/PRINTING - 0.26%
MEDICAL DEVICES/BIOTECH - 4.30%                                        Gannett Company, Inc.                                  64,200
Coeur, Inc.                                           723,765          Sheridan Acquisition Corporation                      223,313
E X C Acquisition Corporation                         103,878                                                         --------------
ETEX Corporation                                         --                                                                  287,513
MedSystems Holdings LLC                               766,157                                                         --------------
MicroGroup, Inc.                                    1,208,526          RETAIL STORES - 0.27%
OakRiver Technology, Inc.                             634,819          Olympic Sales, Inc.                                   113,273
Precision Wire Holding Company                      1,358,456          Rental Service Corporation                            173,250
TherOX, Inc.                                             --            Rue21, Inc.                                            12,135
                                               --------------                                                         --------------
                                                    4,795,601                                                                298,658
                                               --------------                                                         --------------
MINING, STEEL, IRON &                                                  TECHNOLOGY - 2.94%
NON-PRECIOUS METALS - 2.40%                                            Advanced Micro Devices, Inc.                          196,888
Allegheny Technology, Inc.                            581,761          Compucom Systems, Inc.                                710,200
T H I Acquisition, Inc.                             1,080,000          Sencore Holding Company                               862,366
Teck Resources, Ltd.                                   36,750          Smart Source Holdings LLC                           1,406,378
Tube City IMS Corporation                             983,750          ViaSystems, Inc.                                      108,500
                                               --------------                                                         --------------
                                                    2,682,261                                                              3,284,332
                                               --------------                                                         --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                 Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value
                                               --------------
TELECOMMUNICATIONS - 4.10%
All Current Holding Company                    $      656,282
Centurytel, Inc.                                      509,463
Intelsat Bermuda Ltd.                                 696,900
ITC^DeltaCom, Inc.                                    191,068
New Communications Holdings, Inc.                     505,625
Spirit Capital Corporation                            402,600
Sundance Investco LLC                                    --
T W Telecom Holdings, Inc.                             10,175
Telecorps Holdings, Inc.                            1,602,002
                                               --------------
                                                    4,574,115
                                               --------------
TRANSPORTATION - 2.20%
Avis Budget Car Rental LLC                             41,800
NABCO, Inc.                                           165,441
Tangent Rail Corporation                            2,252,542
                                               --------------
                                                    2,459,783
                                               --------------
UTILITIES - 0.03%
Markwest Energy Operating Co.                  $       34,300
                                               --------------
WASTE MANAGEMENT / POLLUTION - 1.62%
Allied Waste NA                                       543,125
Terra Renewal LLC                                   1,262,189
Torrent Group Holdings, Inc.                             --
                                               --------------
                                                    1,805,314
                                               --------------
Total Investments - 108.43%                    $  121,051,693
                                               ==============

See Notes to Consolidated Financial Statements

------------------------------------------------------------------------------------------------------------------------------------
34

                                              MassMutual Participation Investors
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. HISTORY
   MassMutual   Participation   Investors  (the  "Trust")  was  organized  as  a
   Massachusetts   business   trust  under  the  laws  of  the  Commonwealth  of
   Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

   The Trust is a diversified closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

   On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of the MMPI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the federal tax consequences of the MMPI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. Valuation of Investments:
   Valuation of a security in the Trust's portfolio is made on the basis of the market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities." Generally speaking, as contrasted with open-market sales of unrestricted securities, which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act") or pursuant to a transaction that is exempt from registration under the 1933 Act.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent; the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustees meet at least once each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations,

--------------------------------------------------------------------------------

(Unaudited)

   the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

   The consolidated financial statements include private placement restricted securities valued at $97,697,290 (87.51% of net assets) as of March 31, 2010 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 2010, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("U.S. GAAP"), the Trust discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

      Level 1:  quoted prices in active markets for identical securities

      Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

   The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Trust's net assets as of March 31, 2010:

  ASSETS:                     TOTAL       LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------
Restricted Securities
 Bonds                      $ 86,464,525   $    --     $ 4,202,113   $82,262,412
 Common Stock                  7,822,943        --            --       7,822,943
 Preferred Stock               3,738,173        --            --       3,738,173
 Partnerships and LLCs         3,873,762        --            --       3,873,762
Public Securities
 Bonds                        16,329,914        --      16,329,914          --
 Common Stock                    622,441     618,441         4,000          --
 Preferred Stock                    --          --            --            --
 Short-term Securities         2,199,934        --       2,199,934          --
--------------------------------------------------------------------------------
 Total                      $121,051,692   $ 618,441   $22,735,961   $97,697,290

   Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                                                                                    Unrealized
                                                     Total gains     Purchases,                                   gains & losses
                                    Beginning         or losses   sales, issuances Transfers in       Ending       in net income
                                     balance          (realized/    & settlements      and/or        balance at     from assets
Assets:                           at 12/31/2009       unrealized)       (net)      out of Level 3    03/31/2010      still held
---------------------------------------------------------------------------------------------------------------------------------
Restricted Securities
 Bonds                             $81,465,949      $ (685,514)       $1,937,878     $ (455,900)    $82,262,413     $ (709,340)
 Common Stock                        7,767,378        (313,762)          369,326           --         7,822,942       (313,762)
 Preferred Stock                     3,468,130         268,791             1,252           --         3,738,173        268,791
 Partnerships and LLCs               3,536,247         323,084            14,431           --         3,873,762        323,084
---------------------------------------------------------------------------------------------------------------------------------
                                   $96,237,704      $ (407,401)       $2,322,887     $ (455,900)    $97,697,290     $ (431,227)

--------------------------------------------------------------------------------
36

                                              MassMutual Participation Investors
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(CONTINUED)
(Unaudited)

B. ACCOUNTING FOR INVESTMENTS:
   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized   gains   and  losses  on  investment  transactions  and  unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES:

   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMPI Subsidiary Trust (described in Footnote 1 above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMPI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMPI Subsidiary Trust, all of the MMPI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of March 31, 2010, the MMPI Subsidiary Trust has accrued income tax expense of $477.

   Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of March 31, 2010, the MMPI Subsidiary Trust has a deferred tax liability of $76,488.

   Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust's financial position and results of operations for the three months ended March 31, 2010.

   E. DISTRIBUTIONS TO SHAREHOLDERS:
   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October, and December. The Trust's net realized capital gain distribution, if any, is declared in December.

   F. EXPENSE REDUCTION:
   Citibank, N.A. ("Citibank") serves as custodian to the Trust. Pursuant to the custodian agreement, Citibank receives a fee reduced by credits on cash balances the Trust maintains with Citibank. All credit balances, if any, used to reduce the Trust's custodian fees are reported as fees paid indirectly on the Statement of Operations. For the three months ended March 31, 2010, there were no credit balances used to reduce custodian fees.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES CONTRACT
   A. SERVICES:
   Under an Investment Advisory and Administrative Services Contract (the "Contract") with the Trust, Babson Capital has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions

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                                                                              37

(Unaudited)

   or investors relating to the Trust's investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   B. FEE:
   For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee equal to 0.225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to 0.90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS
   MassMutual holds the Trust's $12,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the three months ended March 31, 2010, the Trust incurred total interest expense on the Note of $174,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

5. PURCHASES AND SALES OF INVESTMENTS

                                                      FOR THE THREE
                                                       MONTHS ENDED
                                                        03/31/2010
                                              ---------------------------------
                                                                     PROCEEDS
                                                 COST OF               FROM
                                               INVESTMENTS           SALES OR
                                                ACQUIRED            MATURITIES
                                              ------------         ------------
  Corporate restricted securities             $  4,111,054         $    852,639
  Corporate public securities                    5,222,193            1,573,460

   The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of March 31, 2010. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of March 31, 2010 is $18,761,439 and consists of $ 10,198,296 appreciation and $28,959,735 depreciation.

   Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax accrual of $76,488 on net unrealized gains on the MMPI Subsidiary Trust.
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38
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                                              MassMutual Participation Investors

MEMBERS OF THE BOARD OF           DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
TRUSTEES
                                  MassMutual  Participation  Investors offers a
Donald Glickman                   Dividend  Reinvestment and Cash Purchase Plan
                                  (the  "Plan"). The Plan provides a simple and
Robert E. Joyal                   automatic  way  for  shareholders  to  add to
                                  their  holdings  in  the  Trust  through  the
William J. Barrett                receipt  of  dividend  shares  issued  by the
                                  Trust  or  through  the  reinvestment of cash
Michael H. Brown*                 dividends  in  Trust  shares purchased in the
                                  open    market.   The   dividends   of   each
Donald E. Benson*                 shareholder  will be automatically reinvested
                                  in   the   Trust   by  Shareholder  Financial
Dr. Corine T. Norgaard*           Services   Inc.,   the   Transfer  Agent,  in
                                  accordance   with   the   Plan,  unless  such
Clifford M. Noreen                shareholder  elects  not  to  participate  by
                                  providing  written  notice  to  the  Transfer
Martin T. Hart                    Agent. A shareholder may terminate his or her
                                  participation by notifying the Transfer Agent
Maleyne M. Syracuse               in writing.

*Member of the Audit Committee    Participating   shareholders  may  also  make
                                  additional  contributions  to  the  Plan from
OFFICERS                          their  own  funds.  Such contributions may be
                                  made  by  personal check or other means in an
Clifford M. Noreen                amount  not  less  than  $100  nor  more than
chairman                          $5,000  per  quarter. Cash contributions must
                                  be  received  by  the Transfer Agent at least
Michael L. Klofas                 five  days  (but no more then 30 days) before
President                         the   payment   date   of   a   dividend   or
                                  distributions.
James M. Roy
Vice President & Chief            Whenever   the   Trust  declares  a  dividend
Financial Officer                 payable  in  cash  or  shares,  the  Transfer
                                  Agent, acting on behalf of each participating
Patricia J. Walsh                 shareholder, will take the dividend in shares
Vice President, Secretary         only if the net asset value is lower than the
& Chief Legal Officer             market  price  plus  an  estimated  brokerage
                                  commission as of the close of business on the
Jill A. Fields                    valuation  day. The valuation day is the last
Vice President                    day preceding the day of dividend payment.

Michael P. Hermsen                When  the  dividend is to be taken in shares,
Vice President                    the  number  of  shares  to  be  received  is
                                  determined  by  dividing the cash dividend by
Mary Wilson Kibbe                 the  net  asset  value  as  of  the  close of
Vice President                    business on the valuation date or, if greater
                                  than  net  asset  value,  95%  of the closing
Richard E. Spencer, II            share  price.  If  the net asset value of the
Vice President                    shares  is  higher than the market value plus
                                  an  estimated commission, the Transfer Agent,
Daniel J. Florence                consistent  with obtaining the best price and
Treasurer                         execution, will buy shares on the open market
                                  at current prices promptly after the dividend
John T. Davitt, Jr.               payment date.
Comptroller
                                  The  reinvestment  of  dividends does not, in
                                  anyway, relieve participating shareholders of
                                  any  federal, state or local tax. For federal
                                  income tax purposes, the amount reportable in
                                  respect    of    a   dividend   received   in
                                  newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

                                  As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

                                  Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Transfer Agent for MassMutual
                                  Participation       Investors'       Dividend
                                  Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.
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